Commitments And Contingencies (Disclosure Of Minimum Rental Commitments Under Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies [Line Items]
2012	$ 5,161
2013	4,023
2014	3,890
2015	3,809
2016	2,841
Thereafter	6,013
Total minimum payments	$ 25,737